Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2016	Feb. 29, 2016	Sep. 30, 2016	Dec. 31, 2015
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of owned equity method investment				20.00%
Operating leases term		12 months
Percentage of ownership, description				The company's 20% owned subsidiary (on January 1, 2016 it purchased the remaining 80%) is currently in violation of certain debt covenants.
Description of revenue recognition			Company generates revenue from the sale of natural gas and a federal excise tax refund of $0.50 per gas gallon equivalent ("GGE")
Accumulated deficit	$ 2.0		$ 2.7
Current liabilities exceeded current assets	$ 1.6		$ 2.0
Contract term description			The Company is currently constructing a private station in Blaine, Minnesota which the Company will operate under a seven year contract and provides the Company a fixed spread of $0.71 per GGE plus 50% of any federal tax rebate which is currently $0.50 per GGE.	The company is currently constructing a private station in Blaine, Minnesota which the Company will operate under a seven year contract and provides the Company a fixed spread of $0.71 per gas gallon equivalent ("GGE") plus 50% of any federal tax rebate which is currently $0.50 per GGE.
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives			3 years
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives			40 years
Equity Method Investments [Member] | Minimum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of owned equity method investment			20.00%	20.00%
Equity Method Investments [Member] | Maximum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of owned equity method investment			50.00%	50.00%